Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	GAMCO MATHERS FUND
Central Index Key	0000063210
Amendment Flag	false
Document Creation Date	May 30, 2013
Document Effective Date	May 30, 2013
Prospectus Date	Apr 30, 2013

The GAMCO Mathers Fund (the "Fund")

Supplement dated May 30, 2013, to the Class AAA Prospectus dated April 30, 2013

Effective immediately, the following replaces the first sentence of the fourth paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section and the first sentence of the fourth paragraph under the "Investment Objective, Investment Strategies, and Related Risks" section:

"The Fund may make short sales of equity securities, including exchange-traded funds ("ETFs"), in amounts of up to 75% of the value of the Fund's net assets as determined at the time of the short sale."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO MATHERS FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	gmf_SupplementTextBlock

The GAMCO Mathers Fund (the "Fund")

Supplement dated May 30, 2013, to the Class AAA Prospectus dated April 30, 2013

Effective immediately, the following replaces the first sentence of the fourth paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section and the first sentence of the fourth paragraph under the "Investment Objective, Investment Strategies, and Related Risks" section:

"The Fund may make short sales of equity securities, including exchange-traded funds ("ETFs"), in amounts of up to 75% of the value of the Fund's net assets as determined at the time of the short sale."

THE GABELLI MATHERS FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmf_SupplementTextBlock

The GAMCO Mathers Fund (the "Fund")

Supplement dated May 30, 2013, to the Class AAA Prospectus dated April 30, 2013

Effective immediately, the following replaces the first sentence of the fourth paragraph under the "Principal Investment Strategies" sub-section in the "Summary of the Fund" section and the first sentence of the fourth paragraph under the "Investment Objective, Investment Strategies, and Related Risks" section:

"The Fund may make short sales of equity securities, including exchange-traded funds ("ETFs"), in amounts of up to 75% of the value of the Fund's net assets as determined at the time of the short sale."

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GAMCO MATHERS FUND
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	May 30, 2013